Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of operating segments gross margins
By business	Wholesale			Retail			Subcontracting
	For the year ended December 31,			For the year ended December 31,			For the year ended December 31,
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Sales to external customers	8,366,144	10,308,309	13,584,754	446,834	571,403	2,375,773	727,797	5,585,850	2,574,589
Segment revenue	8,366,144	10,308,309	13,584,754	446,834	571,403	2,375,773	727,797	5,585,850	2,574,589
Segment gross margins/(loss)	2,053,266	3,268,945	2,245,944	175,632	319,706	(5,402,994)	102,955	2,162,393	840,913
Reconciling items
Profit/(loss) before tax
Income tax income/(expense)
Profit/(loss) for the year
By business	Travel service			E-commerce			Consolidated
	For the year ended December 31,			For the year ended December 31,			For the year ended December 31,
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Sales to external customers	991,929	-	-	343,445	-	-	10,876,149	16,465,562	18,535,116
Segment revenue	991,929	-	-	343,445	-	-	10,876,149	16,465,562	18,535,116
Segment gross margins/(loss)	96,577	-	-	69,988	-	-	2,498,418	5,751,043	(2,316,136
Reconciling items							(9,722,659)	(5,412,858)	(21,074,581)
Profit/(loss) before tax							(7,224,241)	338,185	(23,390,717)
Income tax income/(expense)							1,556,824	(442,590)	5,422,119
Profit/(loss) for the year							(5,667,417)	(104,405)	(17,968,598)

Schedule of assets and liabilities
	December 31, 2020	December 31, 2019	December 31, 2018
Current assets	1,458,319	-	-
Non-current assets	-	-	-
Total assets	1,458,319	-	-

Current liabilities	652,416	-	-
Total liabilities	652,416	-	-
	Year ended December 31,
	2020	2019	2018
Total revenues	1,335,374	-	-
Net loss	(19,598)	-	-
Net cash outflow from operating activities	(443,211)	-	-
Net cash inflow from investing activities	-	-	-
Net cash inflow from financing activities	624,647	-	-
Net increase in cash and cash equivalents	181,437	-	-
Foreign currency exchange effect	20,073	-	-
Cash and cash equivalents, beginning of the year	558,149	-	-
Cash and cash equivalents, end of the year	759,659	-	-

Schedule of major distributors revenue
	Year ended December 31,
	2020	2019	2018
Distributor A	623,903	1,019,139	1,331,194
Other distributors	8,189,076	9,289,170	12,253,560
	8,812,979	10,308,309	13,584,754

Schedule of major suppliers purchases
	Year ended December 31,
	2020	2019	2018
Supplier A	354,710	1,270,597	3,031,310
Supplier B	483,879	2,325,926	2,879,110
Supplier C	-	504,779	-
Supplier D	1,232,219	1,212,778	-
Supplier E	1,215,155	869,365	-
Supplier F	-	1,222,864	1,684,910
Supplier G	1,239,805	-	-
Other suppliers	4,862,755	62,948	2,901,982
	9,388,523	7,469,257	10,497,311